Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 19, 2018
Registrant Name	dei_EntityRegistrantName	Capitol Series Trust
Central Index Key	dei_EntityCentralIndexKey	0001587551
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 19, 2018
Document Effective Date	dei_DocumentEffectiveDate	Dec. 19, 2018
Prospectus Date	rr_ProspectusDate	Dec. 19, 2018
Alta Quality Growth Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Section
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Alta Quality Growth Fund (the "Fund") is to seek to seek long-term growth of capital with lower than market volatility.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investments)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. The Fund is typically expected to have a portfolio turnover rate of 25% or less. Since the Fund has only recently commenced operations, no portfolio turnover information is available for its most recently completed fiscal year.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same and the expense reduction/reimbursement remains in place during the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

As a non-fundamental policy, under normal conditions the Fund's adviser, Alta Capital Management, LLC (the "Adviser"), invests at least 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes) in equity securities of large-capitalization ("large-cap") and mid-capitalization ("mid-cap") companies. The Adviser considers large-cap companies to be companies whose market capitalizations are equal to or larger than the smallest company in the Russell 1000 Growth® Index. The Adviser considers mid-cap companies to be companies whose market capitalizations are equal to or larger than the smallest company in the Russell MidCap® Index and equal to or smaller than the largest company in the Russell MidCap® Index. Total market capitalization is based on the market capitalization of U.S. operating companies listed on the New York Stock Exchange ("NYSE"), NYSE American LLC, Nasdaq Global Market®, Nasdaq Capital Market®, or such other securities exchanges deemed appropriate by the Adviser. Under the Adviser's market capitalization guidelines described above, based on market capitalization data as of November 30, 2018, the market capitalization of a large cap company would be $27.483 billion or above, and the market cap of a mid-cap company would be between $3.291 billion and $27.483 billion. These dollar amounts will change due to market conditions. The size of the companies included in the Russell 1000® Growth Index and the Russell MidCap® Index will change as a result of market conditions and reconstitution of the Index.

The Adviser seeks to achieve the Fund's investment objective by building a portfolio focused primarily on growth stocks of U.S. companies that the Adviser believes will generate above-benchmark returns over a three to five year period. The Adviser utilizes a bottom-up, fundamental approach to identify a group of approximately 30-35 stocks which it believes will outperform the Russell 1000® Growth Index. The Adviser may invest up to 20% of the Fund's assets in securities of foreign companies, primarily indirectly through American Depositary Receipts (ADRs). ADRs are issued by U.S. banks (depositories) and represent ownership interests in securities of foreign companies that are deposited with those banks. The Fund may invest in sponsored ADR arrangements wherein the foreign issuer assumes the obligation to pay some or all of the depository's transaction fees or unsponsored ADR arrangements wherein the foreign issuer assumes no obligations and the depositary's transaction fees are paid directly by the ADR holders. The Adviser seeks to invest in what the Adviser believes are quality companies with a demonstrated history of consistent growth, stability in earnings, pronounced profitability that they believe are selling at an attractive valuation relative to future growth expectations. Quality is measured by, among other factors, a company's demonstrated ability to consistently grow earnings and free cash flow. Other characteristics of quality companies generally include high returns on capital; attractive profit margins; financial flexibility; and a leading industry position. The Adviser seeks to purchase stocks of companies capable of sustaining these competitive advantages well into the future. Research is primarily performed in-house by the Adviser and relies on proprietary screens and valuation models. A security may be sold as it reaches the Adviser's fair valuation, its growth or quality attributes are undermined, or it underperforms beyond a set limit. Risk control is inherent to the investment management process. The Adviser believes a strict screening process, rigorous assessment of a company's competitive advantages, and conservative valuation assumptions minimize risk at the individual stock level. Additional risk control measures at the portfolio level include placing thresholds on individual stock and sector weights.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by any government agency. The Fund's returns and share price will fluctuate, and you may lose money by investing in the Fund.

ADR Risk. Investments in ADRs are subject to many of the same risks that are associated with direct investments in securities of foreign issues (see, "Foreign Security Risk" below). These risks may adversely affect the value of the Fund's investments in ADRs. In addition, ADRs may not track the price of the underlying foreign securities, and their value may change materially at times when the U.S. markets are not open for trading. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depository's transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary's transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.

Currency Risk. Securities denominated in foreign currencies may be adversely affected by changes in currency rates and by substantial currency conversion costs. Currency rates may fluctuate significantly over short periods of time for a number of reasons. As a result, investments in foreign currency-denominated securities may reduce the returns of a Fund.

Equity Security Risk. The value of equity securities is influenced by a number of factors which may relate directly to the issuer of the equity securities or broader economic or market events including changes in interest rates. Common stock ranks below preferred stock and debt securities in claims for dividends and for assets of the company issuing the equity securities in a liquidation or bankruptcy.

Foreign Custody Risk. The Fund may hold foreign securities and cash with foreign banks, agents and securities depositories. Such foreign banks or securities depositories may be subject to limited regulatory oversight. The laws of certain countries also may limit the Fund's ability to recover its assets if a foreign bank or depository enters into bankruptcy.

Foreign Securities Risk. Foreign investments, including ADRs, are subject to sovereign risk and may be adversely affected by changes in currency exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. There may be less publicly available information about a foreign company than about a U.S. company, and accounting, auditing and financial reporting standards and requirements may not be comparable.

Growth Investing Risk. To the extent that the Fund invests in growth-oriented securities, the Adviser's perception of the underlying companies' growth potentials may be wrong, or the securities purchased may not perform as expected.

Investment Company Risk. The Investment Company Act of 1940, as amended (the "1940 Act") and the Internal Revenue Code ("IRC") impose numerous constraints on the operations of registered investment companies, like the Fund. These restrictions may prohibit the Fund from making certain investments thus potentially limiting its profitability. Moreover, failure to satisfy certain requirements required under the IRC may prevent the Fund from qualifying as registered investment company thus requiring the Fund to pay unexpected taxes and penalties, which could be material.

Issuer Risk. The Fund will be affected by factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers.

Large Company Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors, potentially resulting in lower market prices for their common stock.

Management Risk. The performance of the Fund depends on the Adviser's success in selecting investments on behalf of the Fund. The Adviser's judgments about the attractiveness, value, the potential income to be generated by individual securities and the potential appreciation of a particular asset class or individual security in which the Fund invests may fail to produce the intended result. The securities selected by the Adviser may underperform other assets or the overall market. Prior to rendering investment management services to the Fund, the Adviser did not manage any mutual funds, which are investment companies registered under the 1940 Act. Although the Adviser has extensive experience managing assets of the type in which the Fund intends to invest, the Adviser does not have experience managing assets of a regulated investment vehicle such as the Fund. The 1940 Act and the IRC, impose numerous investment constraints on the operations of registered investment companies that do not apply to the other types of investment accounts managed by the Adviser. The Adviser's lack of experience in managing a portfolio of assets under such constraints may hinder its ability to take advantage of attractive investment opportunities and, as a result, may diminish the performance of the Fund.

Market Risk. Movements in the stock market may adversely affect the securities held by the Fund on a daily basis, and as a result, such movements may negatively affect the Fund's net asset value ("NAV") and investment return.

Mid-Cap Company Risk. Investments in securities of mid-cap companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

New Fund Risk. As of the date of this Prospectus, the Fund has no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Trust's Board of Trustees may determine to liquidate the Fund.

Regulatory Risk. Changes in government regulations may adversely affect the operations and value of the Fund or the companies in which it invests. Industries and markets that are not adequately regulated may be susceptible to the initiation of inappropriate practices that adversely affect the Fund or the companies in which it invests.

Sector Risk. The Adviser may allocate more of the Fund's investments to a particular sector or sectors in the market. The allocation of a significant portion of total assets to one or more sectors may make the Fund's investment portfolio more susceptible to the financial, economic, business, and political developments that affect those sectors.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund's returns and share price will fluctuate, and you may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Annual return information will be incorporated once the Fund has operated for a full calendar year. This performance information will provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.

Visit www.altacapitalfunds.com or call 1-800-957-0681 for current performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	This performance information will provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Annual return information will be incorporated once the Fund has operated for a full calendar year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-957-0681
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.altacapitalfunds.com
Alta Quality Growth Fund | Institutional Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AQLGX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) Imposed on Redemptions (as a percentage of the sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.17%
Total Annual Operating Expenses	rr_ExpensesOverAssets	1.92%
Expense Reduction/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.13%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.79%	[1]
One Year	rr_ExpenseExampleYear01	$ 81
Three Years	rr_ExpenseExampleYear03	$ 493

[1]	Alta Capital Management, LLC, the Fund's adviser (the "Adviser"), has contractually agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses for the Fund (excluding (i) interest; (ii) taxes; (iii) brokerage fees and commissions; (iv) other extraordinary expenses not incurred in the ordinary course of the Fund's business; (v) dividend expense on short sales; (vi) distribution and/or 12b-1 fees, and (vii) indirect expenses such as acquired fund fees and expenses) do not exceed 0.79% of the average daily net assets of the Fund through January 31, 2020 (the "Expense Limitation"). The Expense Limitation is expected to continue from year to year thereafter. During any fiscal year that the Investment Advisory Agreement between the Adviser and Capitol Series Trust (the "Trust") is in effect, the Adviser may recoup the sum of all fees previously waived or expenses reimbursed, less any reimbursement previously paid, provided that the Adviser is only permitted to recoup fees or expenses within 36 months from the date the fee waiver or expense reimbursement first occurred and provided further that such recoupment can be achieved within the Expense Limitation Agreement currently in effect and the Expense Limitation Agreement in place when the waiver/reimbursement occurred. This Expense Limitation Agreement may not be terminated by the Adviser prior to its expiration date, but the Board of Trustees (the "Board") may terminate such agreement at any time. The Expense Limitation Agreement terminates automatically upon the termination of the Advisory Agreement with the Adviser.